SHAREHOLDERS' EQUITY - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense	$ 1,436	$ 1,148	$ 898
Cost of revenues
Stock-based compensation expense	256	134
Research and development [Member]
Stock-based compensation expense	393	243
Marketing and selling [Member]
Stock-based compensation expense	22	57
General and administrative [Member]
Stock-based compensation expense	$ 765	$ 714